Risk management - Outstandings per line of business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 931,552	€ 938,061
Increase (decrease) in portfolio size	€ (6,500)
Percentage of increase (decrease) in portfolio size	(0.69%)
Percentage of volume increase	(0.70%)
Industry composition percentage	38.80%	37.80%
Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 42,394	€ 46,549
Increase (decrease) in maximum exposure to credit risk	(4,200)
Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	361,387	354,831
Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	94,147	105,043
Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	51,515	52,513
Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	46,040	50,862
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	57,889	56,594
Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,621	49,356
Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	32,890	30,982
Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,509	24,698
Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,386	23,623
Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,023	22,546
General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,126	20,865
Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,704	21,666
Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	76,922	77,932
Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 715,602	€ 714,997
Rating class concentration increase or (decrease) percentage	76.80%	76.20%
Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 197,949	€ 203,786
Rating class concentration increase or (decrease) percentage	21.20%	21.70%
Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 6,327	€ 7,569
Rating class concentration increase or (decrease) percentage	0.70%	0.80%
Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 11,673	€ 11,708
Rating class concentration increase or (decrease) percentage	1.30%	1.20%
1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 89,631	€ 125,032
2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	126,694	97,701
5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	227,543	186,504
8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	271,733	305,760
11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	151,756	159,016
14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,565	39,579
17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,628	5,192
18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,481	5,386
19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,848	2,183
20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,673	11,708
Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	213,486	218,548
Increase (decrease) in portfolio size	€ (4,200)
Percentage of volume increase	(2.30%)
Industry composition percentage	55.00%
Netherlands | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 2,623	3,084
Netherlands | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	116,530	114,625
Netherlands | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,017	35,202
Netherlands | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,907	17,586
Netherlands | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,217	1,358
Netherlands | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,573	2,710
Netherlands | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,620	3,342
Netherlands | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,860	3,967
Netherlands | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,419	1,551
Netherlands | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,138	7,249
Netherlands | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,073	4,819
Netherlands | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,746	5,430
Netherlands | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	253	272
Netherlands | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,510	17,353
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	170,067	174,971
Netherlands | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,399	40,325
Netherlands | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,433	1,508
Netherlands | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,587	1,743
Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	115,921	116,580
Belgium | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,346	1,356
Belgium | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,637	44,193
Belgium | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,756	14,338
Belgium | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,986	10,112
Belgium | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	404	265
Belgium | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,457	1,041
Belgium | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,046	7,716
Belgium | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,198	2,183
Belgium | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,634	1,630
Belgium | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,127	3,002
Belgium | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,463	8,816
Belgium | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,604	2,689
Belgium | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,607	5,638
Belgium | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,657	13,602
Belgium | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	71,730	76,244
Belgium | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,236	36,036
Belgium | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	799	984
Belgium | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,156	3,316
Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 155,067	152,730
Industry composition percentage	67.00%
Germany | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,017	809
Germany | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	103,151	101,529
Germany | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,945	21,041
Germany | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,111	1,388
Germany | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,050	3,974
Germany | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,710	5,054
Germany | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	699	1,179
Germany | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,277	608
Germany | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,516	2,814
Germany | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	550	573
Germany | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,725	1,254
Germany | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,193	1,007
Germany | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,349	5,197
Germany | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,774	6,302
Germany | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	136,675	130,285
Germany | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,929	20,967
Germany | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	349	579
Germany | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,114	899
Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	49,317	43,229
Poland | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	685	746
Poland | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,860	13,767
Poland | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,530	1,060
Poland | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,184	2,374
Poland | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	601	551
Poland | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,532	2,299
Poland | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,614	6,578
Poland | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,598	1,300
Poland | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	792	679
Poland | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,242	2,334
Poland | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,325	1,101
Poland | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,827	2,849
Poland | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	669	644
Poland | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,858	6,946
Poland | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,772	27,501
Poland | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15,785	14,596
Poland | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	830	422
Poland | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	929	710
Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 38,240	36,237
Industry composition percentage	67.00%
Spain | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 129	169
Spain | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,452	24,865
Spain | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	489	347
Spain | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,551	1,391
Spain | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	353	402
Spain | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	652	99
Spain | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,491	4,578
Spain | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	658	690
Spain | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	912	1,227
Spain | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	490	475
Spain | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	71	67
Spain | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	333	311
Spain | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	350	200
Spain | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,309	1,416
Spain | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	29,583	28,556
Spain | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,134	7,330
Spain | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	230	105
Spain | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	293	246
United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,974	28,179
United Kingdom | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,789	4,442
United Kingdom | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	128	138
United Kingdom | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,335	427
United Kingdom | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	420	413
United Kingdom | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,488	4,933
United Kingdom | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,837	8,229
United Kingdom | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41	46
United Kingdom | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,113	1,787
United Kingdom | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,723	2,953
United Kingdom | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	540	739
United Kingdom | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	745	685
United Kingdom | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	199	330
United Kingdom | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
United Kingdom | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,615	3,058
United Kingdom | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,299	23,160
United Kingdom | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,508	4,634
United Kingdom | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2	41
United Kingdom | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	165	344
Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 29,363	31,720
Percentage of volume increase	(7.40%)
Luxembourg | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 2,511	2,764
Luxembourg | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,347	3,486
Luxembourg | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,853	6,820
Luxembourg | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,563	3,797
Luxembourg | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,070	4,480
Luxembourg | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,631	4,489
Luxembourg | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	79	175
Luxembourg | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	596	583
Luxembourg | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	480	572
Luxembourg | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,505	1,667
Luxembourg | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	502	808
Luxembourg | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	649	604
Luxembourg | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	249	313
Luxembourg | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,326	1,164
Luxembourg | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,083	26,053
Luxembourg | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,013	5,442
Luxembourg | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	105	80
Luxembourg | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	162	145
France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,650	23,576
France | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	429	470
France | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,472	2,731
France | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		35
France | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,901	3,155
France | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,155	4,371
France | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,274	3,220
France | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,255	1,797
France | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	784	733
France | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	619	980
France | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,250	469
France | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	380	1,066
France | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	287	245
France | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,488	3,126
France | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,356	1,179
France | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,692	17,545
France | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,713	5,814
France | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	122	16
France | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	124	201
Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	85,558	96,989
Rest of Europe | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,608	12,154
Rest of Europe | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,179	13,654
Rest of Europe | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,166	18,092
Rest of Europe | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,492	3,378
Rest of Europe | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,757	6,368
Rest of Europe | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,269	4,495
Rest of Europe | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,384	8,444
Rest of Europe | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,177	7,808
Rest of Europe | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,469	4,302
Rest of Europe | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,455	2,668
Rest of Europe | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,052	1,120
Rest of Europe | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,661	3,152
Rest of Europe | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	356	402
Rest of Europe | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,532	10,952
Rest of Europe | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	56,404	64,884
Rest of Europe | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,967	27,617
Rest of Europe | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,983	2,903
Rest of Europe | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,205	1,584
America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	81,114	82,786
America | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,237	8,771
America | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	149	161
America | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
America | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,323	3,474
America | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,833	9,945
America | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	20,118	19,971
America | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,752	13,979
America | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,511	3,378
America | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,424	4,347
America | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,652	3,245
America | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,576	1,821
America | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,848	2,926
America | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,550	1,310
America | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,141	9,457
America | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	63,652	64,206
America | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,003	17,615
America | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	245	311
America | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,213	654
Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,374	48,989
Asia | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,785	10,398
Asia | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	121	131
Asia | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,668	4,962
Asia | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,367	1,180
Asia | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,182	12,041
Asia | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,884	4,091
Asia | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	520	333
Asia | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,044	6,806
Asia | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,306	1,545
Asia | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,140	942
Asia | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	469	357
Asia | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	761	1,311
Asia | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7
Asia | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,120	4,891
Asia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,481	39,903
Asia | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,770	7,638
Asia | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	72	124
Asia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,051	1,325
Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 55,389	56,116
Industry composition percentage	66.00%
Australia | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 941	1,028
Australia | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	36,340	35,528
Australia | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,379	2,695
Australia | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,709	4,263
Australia | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	719	1,765
Australia | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	950	896
Australia | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	526	636
Australia | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	456	531
Australia | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,041	1,897
Australia | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	281	248
Australia | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	642	632
Australia | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18	9
Australia | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,826	4,564
Australia | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,562	1,424
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,139	41,476
Australia | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,715	13,914
Australia | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	132	257
Australia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	403	470
Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,098	2,381
Africa | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	295	361
Africa | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	20	24
Africa | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9	24
Africa | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2
Africa | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	210	409
Africa | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Africa | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	593	551
Africa | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	618	608
Africa | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	173	200
Africa | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18	13
Africa | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Africa | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Africa | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Africa | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	163	188
Africa | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24	213
Africa | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,776	1,858
Africa | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26	239
Africa | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	272	72
Wholesale Banking
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	415,914	428,616
Foreign exchange rate changes, negative impact on portfolio growth amount	€ 4,600
Foreign exchange rate changes, negative impact on portfolio growth percent	(3.80%)
Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 40,511	44,695
Wholesale Banking | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,330	32
Wholesale Banking | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	70,139	80,006
Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,904	26,426
Wholesale Banking | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	37,342	42,036
Wholesale Banking | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	55,313	54,274
Wholesale Banking | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	45,316	41,622
Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,106	25,474
Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,324	22,683
Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,503	13,681
Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,128	9,926
Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,039	11,731
Wholesale Banking | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,211	6,020
Wholesale Banking | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 48,748	€ 50,009
Wholesale Banking | Australian Dollar
Disclosure of credit risk exposure [line items]
Appreciation (depreciation) in currency value	(3.40%)
Wholesale Banking | Turkish Lira
Disclosure of credit risk exposure [line items]
Appreciation (depreciation) in currency value	(42.10%)
Wholesale Banking | Polish Zloty
Disclosure of credit risk exposure [line items]
Appreciation (depreciation) in currency value	6.80%
Wholesale Banking | Investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	81.20%
Wholesale Banking | Non-Investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	17.10%	16.80%
Wholesale Banking | Performing restructuring
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	0.70%	1.00%
Wholesale Banking | Non-performing loans
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.00%
Wholesale Banking | 1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 52,665	€ 89,686
Wholesale Banking | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	67,034	49,320
Wholesale Banking | 5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	95,320	79,292
Wholesale Banking | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	123,081	129,709
Wholesale Banking | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	57,348	56,409
Wholesale Banking | 14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,234	13,693
Wholesale Banking | 17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,122	1,858
Wholesale Banking | 18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,523	3,564
Wholesale Banking | 19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	535	731
Wholesale Banking | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,051	4,354
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	54,938	61,143
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,171	27,144
Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,152	24,441
Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	20,346	16,350
Wholesale Banking | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,047	10,491
Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,587	27,735
Wholesale Banking | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,805	26,113
Wholesale Banking | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,528	18,484
Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	65,157	77,814
Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	78,851	80,444
Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	49,851	46,291
Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,409	9,817
Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,071	2,348
Retail Benelux
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	253,241	250,056
Retail Benelux | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,259	1,160
Retail Benelux | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	165,447	163,243
Retail Benelux | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Retail Benelux | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,675	22,648
Retail Benelux | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	177	194
Retail Benelux | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,400	1,379
Retail Benelux | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,124	2,880
Retail Benelux | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,105	4,038
Retail Benelux | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,024	1,865
Retail Benelux | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,307	7,356
Retail Benelux | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,596	11,606
Retail Benelux | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,680	5,753
Retail Benelux | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,885	5,921
Retail Benelux | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 21,563	€ 22,014
Retail Benelux | Non-Investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	30.30%	28.90%
Retail Benelux | Performing restructuring
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	0.90%
Retail Benelux | Non-performing loans
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.80%	1.90%
Retail Benelux | 1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 310	€ 324
Retail Benelux | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,089	7,871
Retail Benelux | 5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,026	45,471
Retail Benelux | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	118,340	117,172
Retail Benelux | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	57,652	55,945
Retail Benelux | 14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,872	14,224
Retail Benelux | 17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,129	2,021
Retail Benelux | 18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,363	1,304
Retail Benelux | 19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	876	962
Retail Benelux | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,586	4,762
Retail Benelux | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	155,792	154,253
Retail Benelux | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	90,450	88,767
Retail Benelux | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	478	463
Retail Benelux | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9	49
Retail Benelux | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	109	71
Retail Benelux | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	150	152
Retail Benelux | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,880	4,953
Retail Benelux | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	698	643
Retail Benelux | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	367	400
Retail Benelux | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	201	190
Retail Benelux | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	69	73
Retail Benelux | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14	16
Retail Benelux | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24	28
Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	257,211	253,391
Retail Challengers & Growth Markets | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	624	694
Retail Challengers & Growth Markets | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	193,610	191,556
Retail Challengers & Growth Markets | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,740	23,541
Retail Challengers & Growth Markets | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,936	3,439
Retail Challengers & Growth Markets | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,006	5,721
Retail Challengers & Growth Markets | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	890	504
Retail Challengers & Growth Markets | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,180	3,838
Retail Challengers & Growth Markets | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,679	1,471
Retail Challengers & Growth Markets | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	160	150
Retail Challengers & Growth Markets | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,576	2,585
Retail Challengers & Growth Markets | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,276	981
Retail Challengers & Growth Markets | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,406	3,381
Retail Challengers & Growth Markets | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,608	9,725
Retail Challengers & Growth Markets | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 6,519	€ 5,805
Retail Challengers & Growth Markets | Investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	78.90%	75.20%
Retail Challengers & Growth Markets | Non-performing loans
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.20%	1.00%
Retail Challengers & Growth Markets | 1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 34,373	€ 32,492
Retail Challengers & Growth Markets | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,566	40,498
Retail Challengers & Growth Markets | 5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	88,051	61,422
Retail Challengers & Growth Markets | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,955	56,046
Retail Challengers & Growth Markets | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	36,756	46,657
Retail Challengers & Growth Markets | 14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,459	11,662
Retail Challengers & Growth Markets | 17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	985	1,014
Retail Challengers & Growth Markets | 18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	594	519
Retail Challengers & Growth Markets | 19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	437	490
Retail Challengers & Growth Markets | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,036	2,592
Retail Challengers & Growth Markets | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	390	254
Retail Challengers & Growth Markets | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,294	669
Retail Challengers & Growth Markets | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	128,407	127,764
Retail Challengers & Growth Markets | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,962	26,831
Retail Challengers & Growth Markets | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,049	25,649
Retail Challengers & Growth Markets | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	125	185
Retail Challengers & Growth Markets | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	677	639
Retail Challengers & Growth Markets | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,410	4,448
Retail Challengers & Growth Markets | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	20,001	18,750
Retail Challengers & Growth Markets | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,841	1,795
Retail Challengers & Growth Markets | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	90	121
Retail Challengers & Growth Markets | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	45,963	46,281
Retail Challengers & Growth Markets | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2	5
Corporate Line
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,186	5,997
Corporate Line | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,269	1,495
Corporate Line | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,515	2,911
Corporate Line | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	286	438
Corporate Line | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1	1,016
Corporate Line | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24	33
Corporate Line | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	92	104
Corporate Line | 1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,284	2,529
Corporate Line | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6	12
Corporate Line | 5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	147	320
Corporate Line | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,357	2,833
Corporate Line | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4
Corporate Line | 14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | 17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	392	299
Corporate Line | 18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | 19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,366	2,898
Corporate Line | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7
Corporate Line | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31	63
Corporate Line | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	35	25
Corporate Line | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	112	107
Corporate Line | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		15
Corporate Line | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14	1
Corporate Line | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	32	24
Corporate Line | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	222	358
Corporate Line | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,365	2,504
Corporate Line | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2	2
Corporate Line | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio